INCOME TAXES - Deferred Tax Asset (Liabilities) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 11,080,000	$ 727,000
Compensations and benefits	24,032,000	486,000
Right-of-use asset	7,705,000	0
Initial public offering costs	3,933,000	0
Provision of loans	2,276,000	0
Research and development cost	929,000	5,179,000
Other	528,000	753,000
Deferred tax assets before valuation allowance	50,483,000	7,145,000
Valuation allowance	39,678,000	1,194,000
Deferred tax assets	10,805,000	5,951,000
Operating lease liability	(8,116,000)	0
Capitalized research and development costs	(1,537,000)	0
Equity method investments	(1,254,000)	0
Property and equipment	(466,000)	(270,000)
Deferred tax liabilities	(11,373,000)	(270,000)
Deferred tax assets (liabilities), net	(568,000)
Deferred tax assets (liabilities), net		5,681,000
Undistributed earnings of foreign subsidiaries	0	1,800,000
Adjustment for foreign tax credits and foreign withholding taxes	0	$ 300,000
Deferred tax liabilities on undistributed foreign earnings	$ 0